CONDENSED, CONSOLIDATED STATEMENT OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified		Total	Total equity before non-controlling interest	Beneficial Ownership Interests	Accumulated Retained Earnings	Non-controlling Interest		Predecessor	Predecessor Market Auction Preferred Stock	Predecessor Common Stock	Predecessor Paid-in Capital	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Accumulated Retained Earnings
Balance at Dec. 31, 2013								$ 7,442,885	$ 100,000	$ 1,053,582	$ 1,272,604	$ (4,184)	$ 5,020,883
Balance (in shares) at Dec. 31, 2013									1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends								(90)					(90)
Net income								143,908					143,908
Other comprehensive income								2,623				2,623
Dividend paid								(600,000)					(600,000)	[1]
Other	[2]										63
Other								3,021					2,958	[3]
Balance at May. 13, 2014								6,992,347	100,000	1,053,582	1,272,667	(1,561)	4,567,659
Balance (in shares) at May. 13, 2014									1,000	45,267,723
Balance at Feb. 04, 2014
Increase (Decrease) in Shareholders' Equity
Issuance of Series 1 Beneficial Interests to AerCap Ireland Capital Limited		4,634,688	4,557,641	4,557,641		77,047	[4]
Net income		441,114	441,114		441,114
Dividend paid		(40)				(40)
Balance at Sep. 30, 2014		$ 5,075,762	$ 4,998,755	$ 4,557,641	$ 441,114	$ 77,007	[4]

[1]	The decrease to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, included a special distribution of $600,000, which ILFC was required to pay to AIG prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. See Note 1?Basis of Preparation. The special distribution was recorded in Retained earnings as a dividend.
[2]	We recorded an increase of $296, net of tax of $161, in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $233 for adjustments to state taxes payable.
[3]	The increase to Retained earnings during the period from January 1, 2014 through May 13, 2014, reflects a $9,626 receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement, partially offset by a decrease in Retained earnings of $5,298, net of tax of $2,889, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG, and an additional $1,370 recorded in Retained earnings as a dividend, for a fee ILFC paid on behalf of AIG to satisfy a statutory law requirement.
[4]	Non-controlling interest represents Successor presentation of Market Auction Preferred Stock ("MAPS"), which were included in Predecessor Shareholders' equity. The MAPS are held by independent third parties and therefore are classified as non-controlling interest in the Successor Condensed, Consolidated Financial Statements.